Reconciliation of Basic And Diluted Shares Used In Computing Earnings Per Equity Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Computation of Basic Earnings Per Equity Share

The following is the computation of basic earnings per equity share

	Year ended March 31,
	2025	2024	2023
Profit attributable to equity holders of the Company (Dollars in millions)	3,158	3,167	2,981
Basic earnings per equity share - weighted average number of equity shares outstanding (1)	4,141,611,738	4,138,568,090	4,180,897,857
Basic earnings per equity share ($)	0.76	0.77	0.71

Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share

The following is a reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share:

	Year ended March 31,
	2025	2024	2023
Profit attributable to equity holders of the Company (Dollars in millions)	3,158	3,167	2,981
Weighted average number of equity shares outstanding used in computing basic earnings per equity share (1)	4,141,611,738	4,138,568,090	4,180,897,857
Effect of dilutive common equivalent shares - share options outstanding	10,439,446	6,112,335	6,833,213
Weighted average number of equity shares and common equivalent shares outstanding used in computing diluted earnings per equity share -	4,152,051,184	4,144,680,425	4,187,731,070
Diluted earnings per equity share ($)	0.76	0.76	0.71

(1)
excludes treasury shares